Restricted net assets and parent company only condensed financial information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Percentage of net profit after offsetting any prior year losses and transfer to the statutory surplus reserve fund	10.00%
Percentage of Statutory reserves balance not exceeds of the company's registered capital	50.00%